Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation – The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable rules and regulations of the SEC. In the opinion of management, the accompanying consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

On February 14, 2024, the Company completed the Merger with CERo Therapeutics, Inc., with CERo Therapeutics, Inc. surviving the Merger as a wholly-owned subsidiary of the Company, the accounting acquirer. The transaction was accounted for as a forward merger asset acquisition.

Unless the context otherwise requires, the “Company,” for periods prior to the Closing, refers to CERo Therapeutics, Inc. (“Predecessor”), and for the periods after the Closing, refers to CERo Therapeutics Holdings, Inc. (“Successor” or the “Company”). As a result of the Merger, the results of operations, financial position and cash flows of the Predecessor and the Company are not directly comparable. CERo Therapeutics, Inc. was deemed to be the Predecessor entity. Accordingly, the historical financial statements of CERo Therapeutics, Inc. became the historical financial statements of the combined Company, upon the consummation of the Merger. As a result, the financial statements included in this report reflect (i) the historical operating results of CERo Therapeutics, Inc. prior to the Merger and (ii) the combined results of the Company, CERo Therapeutics Holdings, Inc., following the Merger. The accompanying unaudited condensed consolidated financial statements include a Predecessor period, which includes the period from January 1, 2024 to February 13, 2024 concurrent with the Merger, and a Successor period from February 14, 2024 through March 31, 2024 and for the three months ended March 31, 2025. A black line between the Successor and Predecessor periods has been placed in the unaudited condensed consolidated financial statements and in the tables to the notes to the condensed consolidated financial statements to highlight the lack of comparability between these two periods.

Use of estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of expenses incurred during the reporting period. Items subject to such estimates and assumptions include the estimates of the fair values of convertible preferred stock, common stock, and preferred stock warrant liability, stock-based compensation expense, the present value of right-to-use assets and lease liabilities, the valuation of earnout liability, and the valuation allowance associated with deferred tax assets. Actual results could differ from those estimates.

Cash, restricted cash, and cash equivalents – The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents. As of March 31, 2025 and December 31, 2024, cash and cash equivalents consist of cash deposited with banks, including a money market sweep account, and restricted cash of $74,756 and $74,756, respectively, held on account by a financial institution as collateral for a demand letter of credit issued as a real estate security deposit.

Concentration of credit risk – Financial instruments that potentially subject the Company to credit risk consist primarily of cash, restricted cash, and cash equivalents. The Company’s cash, restricted cash, and cash equivalents are on deposit with two financial institutions that management believe are of sufficiently high credit quality. Deposits at any of the Company’s financial institutions may, at times, exceed federal insured limits.

Property and equipment – Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, generally three to five years or the remaining lease term for leasehold improvements, if shorter. Expenditures for repairs and maintenance are charged to expense as incurred. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in the condensed consolidated statements of operations.

Impairment of long-lived assets – The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset’s carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. Through March 31, 2025, the Company has not experienced any impairment losses on its long-lived assets.

Leases – The Company determines if an arrangement contains a lease at inception. A lease is an operating or financing contract, or part of a contract, that conveys the right to control the use of an identified tangible asset for a period of time in exchange for consideration.

At lease inception, the Company recognizes a lease liability equal to the present value of the remaining lease payments, and a right of use asset equal to the lease liability, subject to certain adjustments, such as for lease incentives. In determining the present value of the lease payments, the Company uses its incremental borrowing rate, determined by estimating the Company’s applicable, fully collateralized borrowing rate, with adjustment as appropriate for lease term. The lease term at the lease commencement date is determined based on the non-cancellable period for which the Company has the right to use the underlying asset, together with any periods covered by an extension option if the Company is reasonably certain to exercise that option.

Right-of-use assets and obligations for leases with an initial term of 12 months or less are considered short term and are (a) not recognized in the balance sheet and (b) recognized as an expense on a straight-line basis over the lease term. The Company does not sublease any of its leased assets to third parties and the Company’s lease agreements do not contain any residual value guarantees or restrictive covenants.

The accounting for leases includes a number of reassessment and re-measurement requirements for lessees based on certain triggering events or impairment conditions. There were no impairment indicators identified in each of the three months periods ended March 31, 2025 and 2024, that would require impairment testing of the Company’s right-of-use assets.

Certain of the Company’s leases include variable lease costs to reimburse the lessor for real estate tax and insurance expenses, and certain non-lease components that transfer a distinct service to the Company, such as common area maintenance services. The Company has elected to separate the accounting for fixed lease components and variable and non-lease components for real estate and equipment leases. The variable lease costs are recorded on the condensed consolidated statement of operations as rent expense, within general and administrative expenses. The Company does not have any financing leases as of March 31, 2025 or December 31, 2024.

Derivative financial instruments – The Company evaluates financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are initially recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the condensed consolidated statements of operations. Derivative assets and liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Preferred stock warrant liability – Warrant accounting requires liability classification of warrants when the warrants include a conditional obligation, once the warrant is exercised, that would require the Company to redeem its equity shares. Warrants are analyzed to determine whether the warrant is a freestanding instrument and if so, whether the warrant was issued in a transaction with other instrument(s). If a freestanding warrant is issued with other instruments in a single transaction, then the proceeds of the transaction are allocated first to the fair value of the warrant, with the remainder being allocated to the other instruments. Any warrants considered a liability are remeasured as of each reporting period end, with any changes in fair value recognized as interest and other income, net in the statement of operations. The Company has determined any warrant liability is a Level 3 instrument in the fair value measurements hierarchy. The Company has not included the effect of preferred stock warrants in the calculation of diluted loss per share since the inclusion of such warrants would be anti-dilutive. As of March 31, 2025 and December 31, 2024, there was no preferred stock warrant liability,

Earnout liability - As a result of the Merger in February 2024, the Company recognized an initial earnout liability of $4.9 million on the merger date. The earnout liability is measured using unobservable (Level 3) inputs and is included in current liabilities on the accompanying consolidated balance sheet. The Company estimated the fair value of the earnout liability by applying a Monte-Carlo simulation method using the Company’s projection of future operating results and the estimated probability of achievement of the earnout target metrics.  The Monte-Carlo simulation is a generally accepted statistical technique used to generate a defined number of valuation paths in order to develop a reasonable estimate of the fair value of the earnout liability. The liability is remeasured to fair value using the Monte-Carlo simulation method at each reporting period, and the change in fair value is recognized in other income (expense) until the contingency is resolved. During the three months ended March 31, 2025 and 2024, the Company recorded a gain from change of fair value of the earnout liability of $0 and $1,800,000, respectively, which is included in other income (expense), net on the accompanying unaudited condensed consolidated statement of operations, respectively.

Fair value measurements – The Company’s assets and liabilities are carried at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the assumptions that market participants would use in pricing an asset or liability (the inputs) are based on a tiered fair value hierarchy consisting of three levels, as follows:

Level 1	–	Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2	–	Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3	–	Unobservable inputs for which there is little or no market data and which require the Company to develop its own assumptions about how market participants would price the asset or liability. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Carrying amounts of certain of the Company’s financial instruments, including cash, restricted cash, and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued liabilities, and short-term notes payable approximate fair value due to their relatively short maturities.

Non-financial assets such as property and equipment and operating lease right-of-use assets are evaluated for impairment and adjusted to fair value using Level 3 inputs only when impairment is recognized. Fair values are considered Level 3 when management makes significant assumptions in developing a discounted cash flow model based upon a number of considerations including projections of revenues, earnings, and a discount rate. To date, the Company has not recorded any adjustments to fair value related to impairment on property and equipment or operating lease right-of-use assets. On March 31, 2025 and December 31, 2024, the fair value of the Company’s earnout liability (see Note 10 for details) was classified as follows:

	March 31, 2025
	Level 1	Level 2	Level 3	Total
Earnout liability	$-	$-	$20,000	$20,000

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Earnout liability	$-	$-	$20,000	$20,000

The change in the fair value measurement using significant inputs (Level 3) is summarized below:

Preferred stock warrant liability (Predecessor):
Balance at December 31, 2023	$320,117
Gain on revaluation of warrant liability	(320,117)
Balance at February 14, 2024	$-

Earnout liability (Successor):
Balance at February 14, 2024	$4,900,000
Gain on revaluation of earnout liability	(1,800,000)
Balance at March 31, 2024	$3,100,000

Earnout liability (Successor):
Balance at December 31, 2024	$20,000
Gain on revaluation of earnout liability	-
Balance at March 31, 2025	$20,000

Research and development – R&D costs consist primarily of salaries and benefits, including stock-based compensation, occupancy, materials and supplies, contracted research, consulting arrangements, and other expenses incurred in the pursuit of the Company’s R&D programs. R&D costs are expensed as incurred.

Stock-based compensation – The Company periodically issues common stock and stock options to officers, directors, and consultants for services rendered. Stock-based compensation accounting requires the recognition of stock-based compensation expense, using a grant date fair value-based method, for costs related to all share-based payments including stock options and restricted stock awards granted to employees and non-employees. Companies are required to estimate the fair value of all share-based payment awards on the date of grant using an option pricing model, and the Company uses a Black-Scholes option pricing model (“Black-Scholes”) to estimate option award fair value. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment:

●	The Common Stock expected dividend yield assumption of 0.0% is based on the expectation of no dividend payouts to Common Stock.

●	The risk-free interest rate assumption is based on the U.S. Department of Treasury instruments whose term was most consistent with the expected life of the Company’s stock options.

●	The expected stock price volatility assumption was determined by examining the historical volatilities for industry peers, as the Company does not have sufficient public trading history for the Company’s Common Stock. The Company will continue to analyze the historical stock price volatility and expected term assumption as more historical price data for the Company’s Common Stock becomes available.

●	The expected lives of the Company’s stock options are estimated based on the type of award issued using approaches that do not rely on the historical data of the Company, as management has concluded there is insufficient data to provide a reasonable forward-looking estimate. The expected life of an incentive stock option is estimated using the simplified method described in Staff Accounting Bulletin Topic 14 – Share-Based Payment. All incentive stock options awarded by the Company have terms consistent with this approach, which is to calculate the weighted average midpoint between the vesting date of each vesting tranche and the termination date of the option. Non-qualified stock options are valued using the contractual life as the expected term.

The fair value of restricted stock awards is based upon the estimated share price of the common shares on the date of grant.

Forfeitures are accounted for as they occur. All options and restricted stock awards granted since inception are expensed on a straight-line basis over the requisite service period, which is usually the vesting period, or upon the completion of certain performance-based vesting terms. The related amounts are recognized in the consolidated statements of operations.

Income taxes – The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company follows tax accounting requirements for the recognition, measurement, presentation, and disclosure in the financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. No liability related to uncertain tax positions is recorded in the financial statements. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of income tax expense, as necessary. The Company has not recorded any interest or penalties associated with income tax. Tax years subsequent to 2021 are subject to examination by federal and state authorities.

Earnings per share – The Company reports both basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted average number of shares of common stock outstanding and excludes the dilutive effect of convertible preferred stock, warrants for convertible preferred stock or common stock, stock options or any other type of convertible securities. Diluted earnings per share is calculated based on the weighted average number of shares of common stock outstanding and when the effect of stock options, warrants and other types of convertible securities is dilutive, they are included in the calculation. Dilutive securities are excluded from the diluted earnings per share calculation if their effect is anti-dilutive, such as in periods where the Company reports a net loss.

Segment reporting - Operating segments are defined as components of a business for which separate discrete financial information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company operates as a single operating and reporting segment, reflecting our sole focus in developing next generation engineered T cell therapeutics for the treatment of cancer. Our Chief Executive Officer serves as the Chief Operating Decision Maker (CODM), responsible for assessing the Company’s performance and making resource allocation decisions. The CODM evaluates financial information on a consolidated basis, focusing on key metrics such as research and development expense, general and administrative expenses, and other income/expenses, which is reflected on the face of the Company’s consolidated statement of operations. The CODM allocates resources based on the Company’s available cash resources, forecasted cash flow, and expenditures on a consolidated basis, as well as an assessment of the probability of success of its research and development activities. Resource allocation decisions are informed by budgeted and forecasted expense information, along with actual expenses incurred to date. The measure of segment assets is reported on the condensed consolidated balance sheets as total assets. Disaggregated profit or loss information at the program or functional level is not regularly provided to or relied upon by the CODM, as our integrated operating model emphasizes shared resources and centralized decision-making.

Recently adopted accounting standards – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which focuses on the rate reconciliation and income taxes paid. ASU No. 2023-09 requires a public business entity (PBE) to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign and by jurisdiction if the amount is at least 5% of total income tax payments, net of refunds received. This pronouncement is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-09 on January 1, 2025. The adoption of this ASU had no impact on the Company’s consolidated financial position, results of operations, or cash flows.

Accounting standards not yet adopted – In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which requires entities to provide more detailed disaggregation of expenses in the income statement, focusing on the nature of the expenses rather than their function. The new disclosures will require entities to separately present expenses for significant line items, including but not limited to, depreciation, amortization, and employee compensation. Entities will also be required to provide a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, disclose the total amount of selling expenses and, in annual reporting periods, provide a definition of what constitutes selling expenses. This pronouncement is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently assessing this ASU to determine the impact on its consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the Company’s consolidated financial statements.

NOTE 2 – SUMMARY OF Significant Accounting Policies

Basis of presentation – The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable rules and regulations of the SEC. In the opinion of management, the accompanying consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

On February 14, 2024, the Company completed the Merger with CERo Therapeutics, Inc., with CERo Therapeutics, Inc. surviving the Merger as a wholly-owned subsidiary of the Company, the accounting acquirer. The transaction was accounted for as a forward Merger asset acquisition.

Unless the context otherwise requires, the “Company,” for periods prior to the Closing, refers to CERo Therapeutics, Inc. (“Predecessor”), and for the periods after the Closing, refers to CERo Therapeutics Holdings, Inc. (“Successor” or the “Company”). As a result of the Merger, the results of operations, financial position and cash flows of the Predecessor and the Company are not directly comparable. CERo Therapeutics, Inc. was deemed to be the Predecessor entity. Accordingly, the historical financial statements of CERo Therapeutics, Inc. became the historical financial statements of the combined Company, upon the consummation of the Merger. As a result, the financial statements included in this report reflect (i) the historical operating results of CERo Therapeutics, Inc. prior to the Merger and (ii) the combined results of the Company, CERo Therapeutics Holdings, Inc., following the Merger. The accompanying consolidated financial statements include a Predecessor period, which includes the period from January 1, 2024 to February 13, 2024 concurrent with the Merger, and a Successor period from February 14, 2024 through December 31, 2024. A black line between the Successor and Predecessor periods has been placed in the consolidated financial statements and in the tables to the notes to the consolidated financial statements to highlight the lack of comparability between these two periods.

Use of estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of expenses incurred during the reporting period. Items subject to such estimates and assumptions include the estimates of the fair values of convertible preferred stock, common stock, and preferred stock warrant liability, stock-based compensation expense, the present value of right-to-use assets and lease liabilities, the valuation of earnout liability, and the valuation allowance associated with deferred tax assets. Actual results could differ from those estimates.

Cash, restricted cash, and cash equivalents – The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents. As of December 31, 2024 and 2023, cash and cash equivalents consist of cash deposited with banks, including a money market sweep account. Restricted cash consists of $74,756 and $79,756, respectively, held on account by a financial institution as collateral for a demand letter of credit issued as a real estate security deposit.

Concentration of credit risk – Financial instruments that potentially subject the Company to credit risk consist primarily of cash, restricted cash, and cash equivalents. The Company’s cash, restricted cash, and cash equivalents are on deposit with two financial institutions that management believe are of sufficiently high credit quality. Deposits at any of the Company’s financial institutions may, at times, exceed federal insured limits.

Property and equipment – Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, generally three to five years or the remaining lease term for leasehold improvements, if shorter. Expenditures for repairs and maintenance are charged to expense as incurred. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in the consolidated statements of operations.

Impairment of long-lived assets – The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset’s carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. Through December 31, 2024, the Company has not experienced any impairment losses on its long-lived assets.

Leases – The Company determines if an arrangement contains a lease at inception. A lease is an operating or financing contract, or part of a contract, that conveys the right to control the use of an identified tangible asset for a period of time in exchange for consideration.

At lease inception, the Company recognizes a lease liability equal to the present value of the remaining lease payments, and a right of use asset equal to the lease liability, subject to certain adjustments, such as for lease incentives. In determining the present value of the lease payments, the Company uses its incremental borrowing rate, determined by estimating the Company’s applicable, fully collateralized borrowing rate, with adjustment as appropriate for lease term. The lease term at the lease commencement date is determined based on the non-cancellable period for which the Company has the right to use the underlying asset, together with any periods covered by an extension option if the Company is reasonably certain to exercise that option.

Right-of-use assets and obligations for leases with an initial term of 12 months or less are considered short term and are (a) not recognized in the balance sheet and (b) recognized as an expense on a straight-line basis over the lease term. The Company does not sublease any of its leased assets to third parties and the Company’s lease agreements do not contain any residual value guarantees or restrictive covenants.

The accounting for leases includes a number of reassessment and re-measurement requirements for lessees based on certain triggering events or impairment conditions. There were no impairment indicators identified during the years ended December 31, 2024 or 2023 that would require impairment testing of the Company’s right-of-use assets.

Certain of the Company’s leases include variable lease costs to reimburse the lessor for real estate tax and insurance expenses, and certain non-lease components that transfer a distinct service to the Company, such as common area maintenance services. The Company has elected to separate the accounting for fixed lease components and variable and non-lease components for real estate and equipment leases. The variable lease costs are recorded on the statement of operations as rent expense, within general and administrative expenses. The Company does not have any financing leases at December 31, 2024 or 2023.

Derivative financial instruments – The Company evaluates financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are initially recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the statements of operations. Derivative assets and liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Convertible preferred stock – The Predecessor’s convertible preferred stock was redeemable upon the liquidation or winding up of the Company, a change in control, or a deemed liquidation event related to the sale of substantially all the assets of the Company. Based on the ownership of the Company’s equity and associated board of director control, deemed liquidation events were not solely within the control of the Company. As a result, the shares of the Predecessor’s convertible preferred stock were considered contingently redeemable. The Company had elected to present it’s the Predecessor’s convertible preferred stock as mezzanine equity in its balance sheet. Further, the Company elected not to adjust the carrying values of the Predecessor’s convertible preferred stock to the redemption value of such shares, since it was uncertain whether or when a redemption event would occur. Subsequent adjustments to increase the carrying values to the redemption values were to be made when it became probable that such redemption would occur. The Company has not included the effect of the Predecessor’s convertible preferred stock in the calculation of diluted loss per share, since the inclusion of such convertible preferred stock would be anti-dilutive.

Preferred stock warrant liability – Warrant accounting requires liability classification of warrants when the warrants include a conditional obligation, once the warrant is exercised, that would require the Company to redeem its equity shares. As stated above, the shares of the predecessor Company’s convertible preferred stock are considered contingently redeemable and therefore, any preferred stock warrants to purchase preferred shares was classified as a liability in the Company’s balance sheets. The warrants are analyzed to determine whether the warrant is a freestanding instrument and if so, whether the warrant was issued in a transaction with other instrument(s). If a freestanding warrant is issued with other instruments in a single transaction, then the proceeds of the transaction are allocated first to the fair value of the warrant, with the remainder being allocated to the other instruments. The warrants are remeasured as of each reporting period end, with any changes in fair value recognized as interest and other income, net in the statement of operations. The Company has determined that the warrant liability is a Level 3 instrument in the fair value measurements hierarchy. The Company has not included the effect of the preferred stock warrants in the calculation of diluted loss per share since the inclusion of such warrants would be anti-dilutive.

Earnout liability - As a result of the Merger in February 2024, the Company recognized an earnout liability of $4.9 million on the merger date. The earnout liability is measured using unobservable (Level 3) inputs and is included in current liabilities on accompanying balance sheet. The Company estimated the fair value of the earnout liability by applying a Monte-Carlo simulation method using the Company’s projection of future operating results and the estimated probability of achievement of the earnout target metrics.  The Monte-Carlo simulation is a generally accepted statistical technique used to generate a defined number of valuation paths in order to develop a reasonable estimate of the fair value of the earnout liability. The liability is remeasured to fair value using the Monte-Carlo simulation method at each reporting period, and the change in fair value is recognized in other income (expense) until the contingency is resolved. During the year ended December 31, 2024, the Company recorded a gain from change of fair value of the earnout liability of $4,880,000, which is included in other income, net on the accompanying consolidated statement of operations.

Fair value measurements – The Company’s assets and liabilities are carried at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the assumptions that market participants would use in pricing an asset or liability (the inputs) are based on a tiered fair value hierarchy consisting of three levels, as follows:

Level 1	–	Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2	–	Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3	–	Unobservable inputs for which there is little or no market data and which require the Company to develop its own assumptions about how market participants would price the asset or liability. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Carrying amounts of certain of the Company’s financial instruments, including cash, restricted cash, and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued liabilities, and short-term notes payable approximate fair value due to their relatively short maturities.

Non-financial assets such as property and equipment are evaluated for impairment and adjusted to fair value using Level 3 inputs only when impairment is recognized. Fair values are considered Level 3 when management makes significant assumptions in developing a discounted cash flow model based upon a number of considerations including projections of revenues, earnings, and a discount rate. To date, the Company has not recorded any adjustments to fair value related to impairment on property and equipment. At December 31, 2024 and 2023, the fair value of the Company’s earnout liability and preferred stock warrant liability (see Note 10 for details) was classified as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Earnout liability	$-	$-	$20,000	$20,000

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$320,117	$320,117

The change in the fair value measurement using significant inputs (Level 3) is summarized below:

Preferred stock warrant liability (Predecessor):
Balance at January 1, 2023	$610,381
Gain on revaluation of warrant liability	(290,264)
Balance at December 31, 2023	320,117
Gain on revaluation of warrant liability	(320,117)
Balance at February 14, 2024	$-

Earnout liability (Successor):
Balance at February 14, 2024	$4,900,000
Gain on revaluation of earnout liability	(4,880,000)
Balance at December 31, 2024	$20,000

Research and development – R&D costs consist primarily of salaries and benefits, including stock-based compensation, occupancy, materials and supplies, contracted research, consulting arrangements, and other expenses incurred in the pursuit of the Company’s R&D programs. R&D costs are expensed as incurred.

Stock-based compensation – The Company periodically issues common stock and stock options to officers, directors, and consultants for services rendered. Stock-based compensation accounting requires the recognition of stock-based compensation expense, using a grant date fair value-based method, for costs related to all share-based payments including stock options and restricted stock awards granted to employees and non-employees. Companies are required to estimate the fair value of all share-based payment awards on the date of grant using an option pricing model, and the Company uses a Black-Scholes option pricing model (“Black-Scholes”) to estimate option award fair value. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. The fair value of restricted stock awards is based upon the estimated share price of the common shares on the date of grant. Forfeitures are accounted for as they occur, and the Company applies the simplified method to estimate expected term of “plain vanilla” options. All options and restricted stock awards granted since inception are expensed on a straight-line basis over the requisite service period, which is usually the vesting period, or upon the completion of certain performance-based vesting terms and the related amounts are recognized in the consolidated statements of operations.

The accounting for stock options granted to outside consultants is consistent with the accounting for stock-based payments to officers and directors, as described above, by measuring the cost of services received in exchange for equity awards utilizing the grant date fair value of the awards, with the cost recognized as stock-based compensation expense on the straight-line basis in the Company’s consolidated financial statements over the vesting period of the awards.

Income taxes – The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company follows tax accounting requirements for the recognition, measurement, presentation, and disclosure in the financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. No liability related to uncertain tax positions is recorded in the financial statements. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of income tax expense, as necessary. The Company has not recorded any interest or penalties associated with income tax since inception. Tax years subsequent to 2021 are subject to examination by federal and state authorities.

Earnings per share – The Company reports both basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted average number of shares of common stock outstanding and excludes the dilutive effect of convertible preferred stock, convertible preferred stock warrants, stock options or any other type of convertible securities. Diluted earnings per share is calculated based on the weighted average number of shares of common stock outstanding and when the effect of stock options, warrants and other types of convertible securities is dilutive, they are included in the calculation. Dilutive securities are excluded from the diluted earnings per share calculation if their effect is anti-dilutive, such as in periods where the Company reports a net loss.

Segment reporting - Operating segments are defined as components of a business for which separate discrete financial information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company operates as a single operating and reporting segment, reflecting our sole focus in developing next generation engineered T cell therapeutics for the treatment of cancer. Our Chief Executive Officer serves as the Chief Operating Decision Maker (CODM), responsible for assessing the Company’s performance and making resource allocation decisions. The CODM evaluates financial information on a consolidated basis, focusing on key metrics such as research and development expense, general and administrative expenses, and other income/expenses, which is reflected on the face of the Company’s consolidated statement of operations. The CODM allocates resources based on the Company’s available cash resources, forecasted cash flow, and expenditures on a consolidated basis, as well as an assessment of the probability of success of its research and development activities. Resource allocation decisions are informed by budgeted and forecasted expense information, along with actual expenses incurred to date. The measure of segment assets is reported on the balance sheet as total assets. Disaggregated profit or loss information at the program or functional level is not regularly provided to or relied upon by the CODM, as our integrated operating model emphasizes shared resources and centralized decision-making.

Recently adopted accounting standards

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires that an entity report segment information in accordance with Topic 280, Segment Reporting. The amendment in the ASU is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The Company adopted ASU 2023-07 for the year ended December 31, 2024 retrospectively to all periods presented in the consolidated financial statements. The adoption of this ASU had no impact on reportable segments identified and had no effect on the Company’s consolidated financial position, results of operations, or cash flows.

Accounting standards not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which focuses on the rate reconciliation and income taxes paid. ASU No. 2023-09 requires a public business entity (PBE) to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign and by jurisdiction if the amount is at least 5% of total income tax payments, net of refunds received. This pronouncement is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently assessing this ASU to determine the impact on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which requires entities to provide more detailed disaggregation of expenses in the income statement, focusing on the nature of the expenses rather than their function. The new disclosures will require entities to separately present expenses for significant line items, including but not limited to, depreciation, amortization, and employee compensation. Entities will also be required to provide a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, disclose the total amount of selling expenses and, in annual reporting periods, provide a definition of what constitutes selling expenses. This pronouncement is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently assessing this ASU to determine the impact on its consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the Company’s consolidated financial statements.